Line of Credit - Bank	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Line of Credit - Bank [Abstract]
LINE OF CREDIT - BANK

NOTE 5 - LINE OF CREDIT - BANK

The Company has a revolving line of credit with a financial institution, which balance is due on demand and principal payments are due monthly at 1/60 th of the outstanding principal balance. This revolving line of credit is in the amount of $50,000 and is personally guaranteed by the Company’s Chief Executive Officer (“CEO”). The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%, which at March 31, 2024 and September 30, 2023 was 12.75% for both periods. As of March 31, 2024 and September 30, 2023, respectively, the balance of the line of credit was $50,000 and $35,000, with $0 available at March 31, 2024.

NOTE 6 - LINE OF CREDIT - BANK

The Company has a revolving line of credit with a financial institution, which balance is due on demand and principal payments are due monthly at 1/60th of the outstanding principal balance. This revolving line of credit is in the amount of $50,000 and is personally guaranteed by the Company’s Chief Executive Officer (“CEO”). The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%, which at September 30, 2023 and September 30, 2022 was 12.75% and 10.5%, respectively. As of September 30, 2023 and 2022, respectively, the balance of the line of credit was $35,000 and $0, with $15,000, available at September 30, 2023.